UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/30/06

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     1518507


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies        common              00846U101    17348   462000     X    SOLE                   462000
Abgenix                     common              00339B107     7607   338509     X    SOLE                   338509
Albertson's Inc             common              013104104    35065  1366007     X    SOLE                  1366007
Anteon International        common              03674E108    56204  1030138     X    SOLE                  1030138
Alltel Inc.                 common              020039103     9243   142748     X    SOLE                   142748
Aztar Corp                  common              054802103     7135   169926     X    SOLE                   169926
Bank of New York            common              064057102    12124   336412     X    SOLE                   336412
Burlington Resources        common              122014103   239371  2604405     X    SOLE                  2604405
Boston Scientific Corp      common              101137107        2      100     X    SOLE                      100
CBS Corp Cl. B              common              124857202    20410   851124     X    SOLE                   851124
Crown Holdings Inc          common              228368106      265    14921     X    SOLE                    14921
Comdisco Hldg Co Inc Common common              200334100      836    56709     X    SOLE                    56709
Comcast A                   common              20030N101    76899  2939569     X    SOLE                  2939569
Carramerica Realty          common              144418100    49848  1117411     X    SOLE                  1117411
Trump Entertainment Resorts common              89816T103     4976   268698     X    SOLE                   268698
Engelhard Corp              common              292845104    54713  1381294     X    SOLE                  1381294
Fairmont Hotels & Resorts   common              305204109    45972  1028448     X    SOLE                  1028448
Guidant Corp                common              401698105   146744  1879893     X    SOLE                  1879893
WR Grace & Co.              common              38388F108     4452   334763     X    SOLE                   334763
Independence Community Bank common              453414104     8087   194021     X    SOLE                   194021
Knight Ridder               common              499040103    11649   184295     X    SOLE                   184295
Liberty Media- A            common              530718105     3682   448506     X    SOLE                   448506
Leap Wireless Intl          common              521863308    29715   681690     X    SOLE                   681690
Cheniere Energy Inc         common              16411R208     9139   225276     X    SOLE                   225276
Loews Corp                  common              540424108   142137  1404513     X    SOLE                  1404513
Millicom Intl Cellular ADR  common              003870570    14523   308479     X    SOLE                   308479
Altria Group                common              02209S103     9846   138951     X    SOLE                   138951
Northwestern Corp.          common              668074305    14583   468317     X    SOLE                   468317
Nextel Partners Inc         common              65333F107    57530  2031412     X    SOLE                  2031412
Panamsat Holding Corp       common              69831Y105     9447   380621     X    SOLE                   380621
Pixar                       common              725811103    18838   293694     X    SOLE                   293694
Price Communications Corp   common              741437305     3456   195362     X    SOLE                   195362
Renal Care Group Inc.       common              759930100   110747  2310110     X    SOLE                  2310110
Sprint Nextel Corp          common              852061100    66601  2577443     X    SOLE                  2577443
Sovereign Bancorp           common              845905108    18408   840168     X    SOLE                   840168
Town & Country Trust        common              892081100     8090   199322     X    SOLE                   199322
Tele Centro Oeste Cel - ADR common              87923P105     6176   491743     X    SOLE                   491743
TVSL SA                     common              009539344        0  1044796     X    SOLE                  1044796
Time Warner Inc.            common              887317105    57080  3399651     X    SOLE                  3399651
Univision Communications    common              914906102    70285  2039021     X    SOLE                  2039021
Walter Industries           common              93317Q105     7213   108265     X    SOLE                   108265
Agilent April 30 Call       options             00846U101     1444     1900     X    SOLE                     1900
Alltel April 60 Call        options             020039103      984     2008     X    SOLE                     2008
Boston Sci May 25 Call      options             101137107       50     1239     X    SOLE                     1239
Comcast A April 22.5 Call   options             20030N101     1900     5000     X    SOLE                     5000
Disney April 25 Put         options             254687106       34     6754     X    SOLE                     6754
Guidant May 80 Call         options             401698105      290     1658     X    SOLE                     1658
Guidant April 60 Call       options             401698105     8314     4543     X    SOLE                     4543
Guidant April 65 Call       options             401698105      810      600     X    SOLE                      600
Guidant April 70 Call       options             401698105     7250     8192     X    SOLE                     8192
Guidant April 80 Call       options             401698105     1783    25478     X    SOLE                    25478
GM April 20 Put             options             370425RZ5      150     1759     X    SOLE                     1759
Loews Corp May 90 Call      options             540424108      854      700     X    SOLE                      700
Mittal Steel April 35 Put   options             60684P101       13      448     X    SOLE                      448
Sprint April 22.5 Call      options             852061100     3243     9537     X    SOLE                     9537
Bellsouth Jan 30 Call       options             079860102     9290    16890     X    SOLE                    16890
Viacom Cl B June 35 call    options             925524308       40     2697     X    SOLE                     2697
Comcast A Jan '07 25 Call   options             20030N101     1851     5366     X    SOLE                     5366
Altria Group Jan 80'07 Call options             02209S103     1883     6725     X    SOLE                     6725
Ford Motor Trst II 6.5% PF  preferred           345395206    11878   392930     X    SOLE                   392930